Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 1.5%
ATI, Inc., 7.25%, 08/15/30 ............ USD 280 $ 289,041
Axon Enterprise, Inc., 6.13%, 03/15/30
(a)
.... 634 642,379
Bombardier, Inc., 8.75%, 11/15/30
(a)
....... 493 519,667
TransDigm, Inc., 6.88%, 12/15/30
(a)
....... 910 932,420
2,383,507
Air Freight & Logistics — 0.4%
Rand Parent LLC, 8.50%, 02/15/30
(a)
...... 544 560,339
Automobile Components — 2.0%
Clarios Global LP, 6.75%, 02/15/30
(a) (b)
..... 651 668,125
Forvia SE, 8.00%, 06/15/30
(a)
.......... 328 344,663
Goodyear Tire & Rubber Co. (The), 6.63%,
07/15/30 ...................... 433 418,614
Icahn Enterprises LP, 9.00%, 06/15/30 ..... 491 468,026
IHO Verwaltungs GmbH, 7.75%, (7.75% Cash or
8.50% PIK), 11/15/30
(a) (c)
............ 315 327,304
ZF North America Capital, Inc.
(a)
7.13% , 04/14/30 .................. 371 373,567
6.75% , 04/23/30 .................. 491 487,636
3,087,935
Automobiles — 1.9%
(a)
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30 ...................... 921 899,277
Nissan Motor Co. Ltd.
7.50% , 07/17/30 .................. 627 642,217
4.81% , 09/17/30 .................. 1,565 1,448,429
2,989,923
Broadline Retail — 1.2%
Getty Images, Inc., 11.25%, 02/21/30
(a)
..... 341 266,772
GrubHub Holdings, Inc., 13.00%, (13.00% Cash
or 7.00% PIK), 07/31/30
(a) (c)
.......... 355 294,071
Kohl's Corp., 10.00%, 06/01/30
(a)
........ 241 260,351
Match Group Holdings II LLC, 4.13%, 08/01/30
(a)
323 302,220
Nordstrom, Inc., 4.38%, 04/01/30
(b)
....... 313 299,381
Wayfair LLC, 7.75%, 09/15/30
(a)
......... 444 465,146
1,887,941
Building Products — 2.6%
(a)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ...................... 335 337,765
Builders FirstSource, Inc., 5.00%, 03/01/30 .. 344 333,694
CP Atlas Buyer, Inc., 9.75%, 07/15/30
(b)
.... 333 299,661
EMRLD Borrower LP, 6.63%, 12/15/30 ..... 1,783 1,813,482
MIWD Holdco II LLC, 5.50%, 02/01/30
(b)
.... 308 285,063
Standard Industries, Inc., 4.38%, 07/15/30 .. 981 927,021
3,996,686
Capital Markets — 0.7%
Aretec Group, Inc., 10.00%, 08/15/30
(a)
.... 393 414,865
FS KKR Capital Corp., 6.13%, 01/15/30 .... 471 459,121
Hightower Holding LLC, 9.13%, 01/31/30
(a)
.. 257 267,600
1,141,586
Chemicals — 1.7%
Avient Corp., 7.13%, 08/01/30
(a) (b)
........ 477 484,507
Celanese US Holdings LLC
6.50% , 04/15/30 .................. 476 482,433
7.55% , 11/15/30
(d)
................. 602 635,317
Maxam Prill SARL, 7.75%, 07/15/30
(a)
..... 310 318,146
Nufarm Australia Ltd., 5.00%, 01/27/30
(a)
.... 209 198,743
Olin Corp., 5.00%, 02/01/30
(b)
.......... 318 306,473
Tronox, Inc., 9.13%, 09/30/30
(a) (b)
........ 239 238,722
2,664,341
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 1.4%
(a)
Allied Universal Holdco LLC, 6.88%, 06/15/30 USD 672 $ 686,471
Vericast Corp., 15.00%, (15.00% Cash or
13.00% PIK), 12/15/30
(b) (c)
........... 360 439,945
Veritiv Operating Co., 10.50%, 11/30/30 .... 664 681,315
Williams Scotsman, Inc., 6.63%, 04/15/30 ... 328 335,406
2,143,137
Communications Equipment — 0.1%
Ciena Corp., 4.00%, 01/31/30
(a)
......... 250 237,225
Construction & Engineering — 0.6%
Brand Industrial Services, Inc., 10.38%,
08/01/30
(a) (b)
.................... 1,064 920,531
Consumer Finance — 4.0%
Atlanticus Holdings Corp., 9.75%, 09/01/30
(a) (b)
249 251,581
Azorra Finance Ltd., 7.75%, 04/15/30
(a)
.... 328 339,477
Credit Acceptance Corp., 6.63%, 03/15/30
(a) (b)
323 323,052
Encore Capital Group, Inc., 8.50%, 05/15/30
(a)
322 341,108
FirstCash, Inc., 5.63%, 01/01/30
(a)
........ 365 359,636
GGAM Finance Ltd., 5.88%, 03/15/30
(a) (b)
... 259 258,397
goeasy Ltd.
(a)
6.88% , 05/15/30 .................. 250 225,960
7.38% , 10/01/30
(b)
................. 240 219,222
LFS Topco LLC, 8.75%, 07/15/30
(a) (b)
...... 251 251,029
Navient Corp., 9.38%, 07/25/30 ......... 423 429,191
OneMain Finance Corp.
7.88% , 03/15/30 .................. 459 475,540
6.13% , 05/15/30 .................. 463 459,762
4.00% , 09/15/30 .................. 546 500,971
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(a)
473 490,442
PRA Group, Inc., 8.88%, 01/31/30
(a) (b)
...... 349 359,506
Rfna LP, 7.88%, 02/15/30
(a)
............ 301 300,798
SLM Corp., 6.50%, 01/31/30 ........... 308 311,225
TrueNoord Capital DAC, 8.75%, 03/01/30
(a)
.. 267 276,872
6,173,769
Consumer Staples Distribution & Retail — 0.6%
(a)
Albertsons Cos., Inc., 4.88%, 02/15/30 ..... 644 614,538
US Foods, Inc., 4.63%, 06/01/30 ........ 310 301,185
915,723
Containers & Packaging — 4.9%
Ardagh Group SA
(a)
9.50% , 12/01/30 .................. 943 999,291
11.00% , ( 11.00 % Cash or 6.50 % PIK),
12/01/30
(c) (e)
................... 345 316,449
Ball Corp., 2.88%, 08/15/30 ........... 850 769,911
Cascades, Inc., 6.75%, 07/15/30
(a)
....... 277 281,551
Clydesdale Acquisition Holdings, Inc.
(a)
6.88% , 01/15/30 .................. 298 295,523
8.75% , 04/15/30
(b)
................. 813 777,217
Crown Americas LLC, 5.25%, 04/01/30 .... 321 320,393
Graphic Packaging International LLC, 3.75%,
02/01/30
(a) (b)
.................... 255 237,919
Mauser Packaging Solutions Holding Co.
(a)
7.88% , 04/15/30 .................. 1,690 1,723,732
9.25% , 04/15/30
(b)
................. 899 890,836
OI European Group BV, 4.75%, 02/15/30
(a)
.. 259 238,080
Toucan FinCo. Ltd., 9.50%, 05/15/30
(a)
..... 610 551,123
Trivium Packaging Finance BV, 8.25%,
07/15/30
(a)
..................... 298 314,628
7,716,653
Distributors — 0.3%
Windsor Holdings III LLC, 8.50%, 06/15/30
(a)
. 521 542,603

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.3%
Service Corp. International, 3.38%, 08/15/30 . USD 528 $ 488,435
Diversified REITs — 0.3%
Uniti Group LP, 6.00%, 01/15/30
(a)
........ 461 440,735
Diversified Telecommunication Services — 6.8%
(a)
Altice France SA, 6.88%, 10/15/30 ....... 541 527,699
APLD ComputeCo LLC, 9.25%, 12/15/30 ... 1,526 1,622,000
CCO Holdings LLC
4.75% , 03/01/30 .................. 1,880 1,756,770
4.50% , 08/15/30 .................. 1,903 1,737,502
Cipher Compute LLC, 7.13%, 11/15/30
(b)
.... 1,141 1,163,893
Virgin Media Finance plc, 5.00%, 07/15/30 .. 582 358,054
Virgin Media Secured Finance plc, 4.50%,
08/15/30 ...................... 576 473,241
WULF Compute LLC, 7.75%, 10/15/30 ..... 1,980 2,057,033
Zayo Group Holdings, Inc.
(e)
6.25% , 03/09/30 .................. 412 411,351
9.00% , 09/09/30 .................. 555 543,238
10,650,781
Electric Utilities — 1.5%
ContourGlobal Power Holdings SA, 6.75%,
02/28/30
(a)
..................... 340 345,926
PG&E Corp., 5.25%, 07/01/30 .......... 642 631,184
VoltaGrid LLC, 7.38%, 11/01/30
(a)
........ 1,337 1,343,822
2,320,932
Electrical Equipment — 0.2%
Sensata Technologies BV, 5.88%, 09/01/30
(a)
. 298 298,206
Electronic Equipment, Instruments & Components — 0.2%
Sensata Technologies, Inc., 4.38%, 02/15/30
(a)
289 278,971
Energy Equipment & Services — 3.1%
(a)
FORESEA Holding SA, 7.50%, 06/15/30
(b)
... 269 267,022
Nabors Industries, Inc., 9.13%, 01/31/30 .... 388 406,078
Noble Finance II LLC, 8.00%, 04/15/30 .... 721 745,362
SESI LLC, 7.88%, 09/30/30 ........... 610 617,105
TGS ASA, 8.50%, 01/15/30 ............ 340 355,167
Tidewater, Inc., 9.13%, 07/15/30 ......... 403 430,623
Transocean International Ltd., 8.75%, 02/15/30 508 527,324
Valaris Ltd., 8.38%, 04/30/30 ........... 741 767,277
Viridien, 10.00%, 10/15/30 ............ 253 263,912
WBI Operating LLC, 6.25%, 10/15/30 ..... 522 521,839
4,901,709
Entertainment — 0.4%
ROBLOX Corp., 3.88%, 05/01/30
(a)
....... 631 589,624
Financial Services — 3.4%
(a)
Block, Inc., 5.63%, 08/15/30 ........... 799 795,153
Burford Capital Global Finance LLC, 6.88%,
04/15/30 ...................... 249 236,585
CrossCountry Intermediate HoldCo LLC, 6.50%,
10/01/30 ...................... 567 548,424
Freedom Mortgage Corp., 12.25%, 10/01/30 . 312 334,257
Jefferson Capital Holdings LLC, 8.25%,
05/15/30
(b)
..................... 329 343,443
Mobius Merger Sub, Inc., 9.00%, 06/01/30 .. 313 214,591
PennyMac Financial Services, Inc., 7.13%,
11/15/30 ...................... 435 433,191
Rocket Cos., Inc., 6.13%, 08/01/30 ....... 1,284 1,294,215
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30
(b)
508 528,873
UWM Holdings LLC, 6.63%, 02/01/30 ..... 634 588,272
5,317,004
Food Products — 1.3%
(a)
Darling Ingredients, Inc., 6.00%, 06/15/30 ... 633 635,947
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
599 570,691
Security
Par (000)
Par (000) Value
Food Products (continued)
Post Holdings, Inc., 4.63%, 04/15/30
(b)
..... USD 901 $ 867,839
2,074,477
Gas Utilities — 0.2%
AmeriGas Partners LP, 9.50%, 06/01/30
(a)
... 343 367,725
Ground Transportation — 1.6%
(a)
Albion Financing 1 SARL, 7.00%, 05/21/30 .. 866 882,483
Avis Budget Car Rental LLC, 8.25%, 01/15/30 438 447,406
Beacon Mobility Corp., 7.25%, 08/01/30 .... 353 363,477
Star Leasing Co. LLC, 7.63%, 02/15/30 .... 471 458,577
Synergy Infrastructure Holdings LLC, 7.88%,
12/01/30 ...................... 339 354,465
2,506,408
Health Care Equipment & Supplies — 0.3%
(a)(b)
Embecta Corp., 5.00%, 02/15/30 ........ 333 257,436
Neogen Food Safety Corp., 8.63%, 07/20/30 . 220 229,934
487,370
Health Care Providers & Services — 7.6%
AdaptHealth LLC, 5.13%, 03/01/30
(a) (b)
..... 398 384,562
Centene Corp.
3.38% , 02/15/30 .................. 1,227 1,136,353
3.00% , 10/15/30 .................. 1,436 1,292,252
Community Health Systems, Inc.
(a)
6.13% , 04/01/30
(b)
................. 812 683,222
5.25% , 05/15/30 .................. 981 907,548
DaVita, Inc., 4.63%, 06/01/30
(a)
......... 1,716 1,653,507
Encompass Health Corp., 4.75%, 02/01/30 .. 493 482,449
LifePoint Health, Inc., 9.88%, 08/15/30
(a)
.... 524 550,549
Molina Healthcare, Inc., 3.88%, 11/15/30
(a)
.. 408 376,911
National Mentor Holdings, Inc., 10.50%,
12/15/30
(a) (b)
.................... 785 828,017
Pediatrix Medical Group, Inc., 5.38%, 02/15/30
(a)
236 230,665
Radiology Partners, Inc., 9.78%, (9.78% Cash or
9.78% PIK), 02/15/30
(a) (b) (c)
........... 486 460,500
Star Parent, Inc., 9.00%, 10/01/30
(a) (b)
...... 617 648,539
Tenet Healthcare Corp.
4.38% , 01/15/30 .................. 948 914,152
6.13% , 06/15/30 .................. 1,264 1,273,750
11,822,976
Health Care REITs — 0.2%
Diversified Healthcare Trust, 7.25%, 10/15/30
(a)
242 248,125
Health Care Technology — 0.2%
IQVIA, Inc., 6.50%, 05/15/30
(a)
.......... 334 340,477
Hotel & Resort REITs — 0.6%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(a)
..................... 365 370,831
Service Properties Trust, 4.38%, 02/15/30 ... 255 230,684
XHR LP, 6.63%, 05/15/30
(a)
............ 255 260,072
861,587
Hotels, Restaurants & Leisure — 6.7%
1011778 BC ULC, 4.00%, 10/15/30
(a)
...... 1,868 1,758,721
Caesars Entertainment, Inc., 7.00%, 02/15/30
(a)
1,303 1,307,813
Churchill Downs, Inc., 5.75%, 04/01/30
(a)
... 741 739,046
Fertitta Entertainment LLC, 6.75%, 01/15/30
(a)
768 754,169
Hilton Domestic Operating Co., Inc., 4.88%,
01/15/30 ...................... 650 641,636
Lindblad Expeditions LLC, 7.00%, 09/15/30
(a)
. 443 455,652
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(a)
..................... 464 482,457
NCL Corp. Ltd., 6.25%, 03/01/30
(a)
....... 192 190,447
Ontario Gaming GTA LP, 8.00%, 08/01/30
(a) (b)
. 249 249,004

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Resorts World Las Vegas LLC, 8.45%,
07/27/30
(a)
..................... USD 271 $ 267,416
Rivers Enterprise Borrower LLC, 6.25%,
10/15/30
(a)
..................... 380 381,729
Sabre GLBL, Inc.
(a)(b)
10.75% , 03/15/30 ................. 299 286,373
11.13% , 07/15/30 ................. 826 794,694
Scientific Games Holdings LP, 6.63%, 03/01/30
(a)
525 425,210
TKC Holdings, Inc., 8.50%, 08/15/30
(a)
..... 732 748,751
Travel + Leisure Co., 4.63%, 03/01/30
(a) (b)
... 213 204,855
Vail Resorts, Inc., 5.63%, 07/15/30
(a) (b)
..... 309 307,842
Yum! Brands, Inc., 4.75%, 01/15/30
(a)
...... 512 501,150
10,496,965
Household Durables — 2.2%
Ashton Woods USA LLC, 4.63%, 04/01/30
(a)
. 251 238,500
Brookfield Residential Properties, Inc., 4.88%,
02/15/30
(a)
..................... 318 296,382
Dream Finders Homes, Inc., 6.88%, 09/15/30
(a)
200 195,251
FXI Holdings, Inc., 11.00%, 11/15/30
(a)
..... 596 490,508
KB Home, 7.25%, 07/15/30 ............ 218 221,215
M/I Homes, Inc., 3.95%, 02/15/30
(b)
....... 194 182,732
Mattamy Group Corp., 4.63%, 03/01/30
(a)
... 373 357,235
Newell Brands, Inc., 6.38%, 05/15/30
(b)
..... 478 482,927
Risewell Homes, Inc., 8.50%, 11/01/30
(a)
.... 240 245,070
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(a)
..................... 314 313,303
Whirlpool Corp., 6.13%, 06/15/30 ........ 497 451,971
3,475,094
Household Products — 0.2%
Central Garden & Pet Co., 4.13%, 10/15/30
(b)
. 298 281,946
Insurance — 2.6%
(a)
Acrisure LLC, 7.50%, 11/06/30 .......... 709 686,065
Constellation Insurance, Inc., 6.80%, 01/24/30
(d)
205 203,448
HUB International Ltd., 7.25%, 06/15/30 .... 2,056 2,118,477
Jones Deslauriers Insurance Management, Inc.,
8.50%, 03/15/30 ................. 478 494,064
Nassau Cos. of New York (The), 7.88%,
07/15/30
(b)
..................... 276 259,695
Ryan Specialty LLC, 4.38%, 02/01/30 ..... 251 242,739
4,004,488
Interactive Media & Services — 0.3%
(a)
Ziff Davis, Inc., 4.63%, 10/15/30 ......... 303 283,274
ZipRecruiter, Inc., 5.00%, 01/15/30
(b)
...... 200 154,786
438,060
IT Services — 0.8%
CoreWeave, Inc., 9.25%, 06/01/30
(a) (b)
..... 1,251 1,173,633
Life Sciences Tools & Services — 0.2%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(a) (b)
.. 327 332,829
Machinery — 0.6%
(a)
Amsted Industries, Inc., 4.63%, 05/15/30 ... 243 234,551
New Flyer Holdings, Inc., 9.25%, 07/01/30 .. 382 408,751
Park-Ohio Industries, Inc., 8.50%, 08/01/30 .. 235 245,575
888,877
Media — 6.3%
Advantage Sales & Marketing, Inc., 9.00%,
11/15/30
(a)
..................... 354 311,558
Clear Channel Outdoor Holdings, Inc., 7.88%,
04/01/30
(a)
..................... 536 556,655
DirecTV Financing LLC
8.88% , 02/01/30
(a)
................. 1,509 1,537,518
Security
Par (000)
Par (000) Value
Media (continued)
Discovery Communications LLC, 3.63%,
05/15/30 ...................... USD 534 $ 493,011
EchoStar Corp., 6.75%, 11/30/30 ........ 1,533 1,554,264
EW Scripps Co. (The), 9.88%, 08/15/30
(a)
... 472 411,907
Gray Media, Inc., 4.75%, 10/15/30
(a)
...... 485 375,845
iHeartCommunications, Inc.
(a)
10.88% , 05/01/30 ................. 453 347,521
7.75% , 08/15/30 .................. 407 356,873
Lamar Media Corp., 4.00%, 02/15/30 ...... 374 356,807
Outfront Media Capital LLC, 4.63%, 03/15/30
(a)
318 307,425
Paramount Global, 7.88%, 07/30/30 ...... 542 563,745
Sirius XM Radio LLC, 4.13%, 07/01/30
(a)
.... 1,290 1,206,349
Univision Communications, Inc., 7.38%,
06/30/30
(a)
..................... 578 575,288
Ziggo Bond Co. BV, 5.13%, 02/28/30
(a)
..... 308 249,928
Ziggo BV, 4.88%, 01/15/30
(a)
........... 644 580,718
9,785,412
Metals & Mining — 2.9%
Alumina Pty. Ltd., 6.13%, 03/15/30
(a)
...... 335 337,625
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(a)
.. 434 451,937
Cleveland-Cliffs, Inc., 6.75%, 04/15/30
(a) (b)
... 464 466,807
Commercial Metals Co., 4.13%, 01/15/30
(b)
.. 202 193,134
Compass Minerals International, Inc., 8.00%,
07/01/30
(a)
..................... 429 447,719
Fortescue Treasury Pty. Ltd., 5.88%, 04/15/30
(a)
291 291,521
JW Aluminum Continuous Cast Co., 10.25%,
04/01/30
(a) (b)
.................... 204 212,994
Mineral Resources Ltd., 8.50%, 05/01/30
(a) (b)
. 373 384,714
Novelis Corp.
(a)
4.75% , 01/30/30 .................. 1,054 1,012,197
6.88% , 01/30/30 .................. 453 464,623
Trekor Metals Ltd., 8.25%, 05/01/30
(a)
..... 308 320,272
4,583,543
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
(a)
Arbor Realty SR, Inc., 7.88%, 07/15/30
(b)
... 312 283,836
EF Holdco, 7.38%, 09/30/30 ........... 249 247,691
Rithm Capital Corp., 8.00%, 07/15/30 ..... 310 309,343
Starwood Property Trust, Inc.
6.00% , 04/15/30 .................. 250 250,553
6.50% , 07/01/30
(b)
................. 318 322,868
6.50% , 10/15/30 .................. 298 302,185
1,716,476
Office REITs — 0.1%
Hudson Pacific Properties LP, 3.25%, 01/15/30
(b)
257 225,086
Oil, Gas & Consumable Fuels — 8.1%
BKV Upstream Midstream LLC, 7.50%,
10/15/30
(a)
..................... 324 323,859
Breakwater Energy Holdings SARL, 9.25%,
11/15/30
(a)
..................... 495 523,025
Buckeye Partners LP, 6.75%, 02/01/30
(a)
.... 309 316,985
Caturus Energy LLC, 8.50%, 02/15/30
(a) (b)
... 329 340,837
Chord Energy Corp., 6.00%, 10/01/30
(a)
.... 465 466,955
CNX Midstream Partners LP, 4.75%, 04/15/30
(a)
254 243,378
Comstock Resources, Inc., 5.88%, 01/15/30
(a)
634 597,191
DBR Land Holdings LLC, 6.25%, 12/01/30
(a)
. 315 317,523
Excelerate Energy LP, 8.00%, 05/15/30
(a)
... 235 246,629
Genesis Energy LP, 8.88%, 04/15/30
(b)
..... 309 322,422
Hess Midstream Operations LP
(a)
4.25% , 02/15/30 .................. 458 438,607
5.50% , 10/15/30 .................. 251 250,260
Hilcorp Energy I LP, 6.00%, 04/15/30
(a)
..... 314 310,802
Kinetik Holdings LP, 5.88%, 06/15/30
(a)
..... 632 632,780
NuStar Logistics LP, 6.38%, 10/01/30 ...... 378 385,878

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
PBF Holding Co. LLC
(a)
9.88% , 03/15/30
(b)
................. USD 514 $ 550,465
7.88% , 09/15/30 .................. 308 319,567
Range Resources Corp., 4.75%, 02/15/30
(a)
.. 328 319,417
Rockies Express Pipeline LLC, 4.80%,
05/15/30
(a)
..................... 226 220,047
SM Energy Co., 8.63%, 11/01/30
(a)
....... 634 665,616
Sunoco LP
4.50% , 04/30/30 .................. 488 470,995
4.63% , 05/01/30
(a)
................. 493 475,221
TerraForm Power Operating LLC, 4.75%,
01/15/30
(a)
..................... 471 450,880
TransMontaigne Partners LLC, 8.50%,
06/15/30
(a)
..................... 343 350,268
Venture Global Calcasieu Pass LLC, 6.25%,
01/15/30
(a)
..................... 659 670,016
Venture Global LNG, Inc., 7.00%, 01/15/30
(a) (b)
980 995,600
Venture Global Plaquemines LNG LLC, 6.13%,
12/15/30
(a)
..................... 1,145 1,163,025
Vermilion Energy, Inc., 6.88%, 05/01/30
(a) (b)
.. 249 247,581
12,615,829
Passenger Airlines — 1.0%
(a)
Avianca Midco 2 plc, 9.63%, 02/14/30 ..... 649 624,373
CHC Group LLC, 11.75%, 09/01/30 ....... 369 316,816
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
619 584,861
1,526,050
Personal Care Products — 0.9%
BellRing Brands, Inc., 7.00%, 03/15/30
(a)
.... 653 645,637
Coty, Inc., 6.63%, 07/15/30
(a)
........... 281 282,592
Perrigo Finance Unlimited Co., 5.15%,
06/15/30
(d)
..................... 499 472,053
1,400,282
Pharmaceuticals — 0.3%
(a)
Bausch Health Cos., Inc., 14.00%, 10/15/30 . 226 206,966
Harrow, Inc., 8.63%, 09/15/30 .......... 189 191,675
398,641
Professional Services — 0.2%
VT Topco, Inc., 8.50%, 08/15/30
(a) (b)
....... 328 335,103
Real Estate Management & Development — 1.0%
(a)
Anywhere Real Estate Group LLC
5.25% , 04/15/30
(b)
................. 268 257,200
7.00% , 04/15/30 .................. 420 422,941
9.75% , 04/15/30 .................. 321 344,104
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
278 284,624
Greystar Real Estate Partners LLC, 7.75%,
09/01/30 ...................... 252 260,700
1,569,569
Semiconductors & Semiconductor Equipment — 0.4%
Entegris, Inc., 5.95%, 06/15/30
(a)
........ 565 565,548
Software — 2.8%
(a)
AthenaHealth Group, Inc., 6.50%, 02/15/30 .. 1,473 1,422,994
Capstone Borrower, Inc., 8.00%, 06/15/30 ... 540 525,154
Gen Digital, Inc., 7.13%, 09/30/30
(b)
....... 409 415,199
McAfee Corp., 7.38%, 02/15/30
(b)
........ 1,158 981,470
Open Text Holdings, Inc., 4.13%, 02/15/30 .. 563 519,660
Pagaya US Holdings Co. LLC, 8.88%, 08/01/30 332 296,133
RingCentral, Inc., 8.50%, 08/15/30
(b)
...... 219 228,569
4,389,179
Security
Par (000)
Par (000) Value
Specialized REITs — 1.0%
(a)
Iron Mountain, Inc., 5.25%, 07/15/30 ...... USD 802 $ 783,608
Millrose Properties, Inc., 6.38%, 08/01/30 ... 779 785,289
1,568,897
Specialty Retail — 2.8%
Advance Auto Parts, Inc.
(b)
3.90% , 04/15/30 .................. 310 290,374
7.00% , 08/01/30
(a)
................. 641 656,942
Asbury Automotive Group, Inc., 4.75%,
03/01/30
(b)
..................... 281 272,776
Bath & Body Works, Inc., 6.63%, 10/01/30
(a) (b)
562 571,118
Carvana Co., 9.00%, (9.00% Cash or 13.00%
PIK), 06/01/30
(a) (c)
................ 1,016 1,048,347
Group 1 Automotive, Inc., 6.38%, 01/15/30
(a)
. 334 335,890
Lithia Motors, Inc., 5.50%, 10/01/30
(a)
...... 407 402,135
Staples, Inc., 12.75%, 01/15/30
(a)
........ 518 410,956
White Cap Supply Holdings LLC, 7.38%,
11/15/30
(a)
..................... 432 435,767
4,424,305
Technology Hardware, Storage & Peripherals — 0.7%
(a)
Diebold Nixdorf, Inc., 7.75%, 03/31/30 ..... 625 650,229
Seagate Data Storage Technology Pte. Ltd.,
5.88%, 07/15/30 ................. 260 264,033
Xerox Corp., 10.25%, 10/15/30 ......... 230 207,498
1,121,760
Textiles, Apparel & Luxury Goods — 0.5%
Under Armour, Inc., 7.25%, 07/15/30
(a)
..... 276 281,283
VF Corp., 2.95%, 04/23/30
(b)
........... 473 425,213
706,496
Trading Companies & Distributors — 1.7%
Boise Cascade Co., 4.88%, 07/01/30
(a) (b)
.... 247 241,970
FTAI Aviation Investors LLC, 7.88%, 12/01/30
(a)
313 325,833
Herc Holdings, Inc., 7.00%, 06/15/30
(a)
..... 1,077 1,110,481
United Rentals North America, Inc.
5.25% , 01/15/30
(b)
................. 461 458,914
4.00% , 07/15/30 .................. 475 450,936
2,588,134
Total Long-Term Investments — 97 .5%
(Cost: $ 152,156,854 ) .............................. 151,969,643
Shares
Shares
Short-Term Securities
Money Market Funds — 13.2%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(h)
.................. 17,473,190 17,478,431
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65% ................... 3,110,828 3,110,828
Total Short-Term Securities — 13 .2%
(Cost: $ 20,587,997 ) ............................... 20,589,259
Total Investments — 110 .7%
(Cost: $ 172,744,851 ) .............................. 172,558,902
Liabilities in Excess of Other Assets — (10.7) % ............ (16,613,425)
Net Assets — 100.0% ...............................
$ 155,945,477

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 10,632,926 $ 6,848,299
(a)
$ — $ (2,980) $ 186 $ 17,478,431 17,473,190 $ 51,072
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,381,810 1,729,018
(a)
— — — 3,110,828 3,110,828 24,516 —
$ (2,980) $ 186 $ 20,589,259 $ 75,588 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
2030 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 151,969,643 $ — $ 151,969,643
Short-Term Securities
Money Market Funds ...................................... 20,589,259 — — 20,589,259
$ 20,589,259 $ 151,969,643 $ — $ 172,558,902
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
PIK Payment-In-Kind
REIT Real Estate Investment Trust